REVENUE	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
The following table presents the Company's disaggregated revenue by similar types of products and services for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Diversified produce	$5,026,573	$4,730,080	$4,221,899
Tropical fruit	2,580,192	982,652	—
Fresh-packed vegetables	295,677	120,648	—
Value-added salads	945,185	400,747	—
Health foods and consumer goods	122,733	136,149	124,040
Commercial cargo	194,308	78,489	—
Other	64,185	5,637	—
Total revenue, net	$9,228,853	$6,454,402	$4,345,939
The following table presents the Company's disaggregated revenue by channel for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Third party revenue:	(U.S. Dollars in thousands)
Retail	$5,529,634	$3,970,101	$2,668,454
Wholesale	2,880,233	1,913,961	1,252,547
Food service	491,446	365,931	311,317
Commercial cargo	194,308	78,489	—
Other	9,148	5,149	—
Revenue from sales to equity method investments	124,084	120,771	113,621
Total revenue, net	$9,228,853	$6,454,402	$4,345,939